Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Useful Lives for Purpose of Computing Depreciation and Amortization

The useful lives for the purpose of computing depreciation and amortization are as follows:

Software	3 years

Automobiles	5 years

Computer equipment	5 years

Furniture, fixtures, and equipment	7-10 years

Leasehold improvements	Lesser of lease term or useful life

Reconciliation of Activity Related to Sales Returns Allowance

The following table provides a reconciliation of the activity related to the Company’s sales returns allowance (in thousands):

	Fiscal year ended
	January 31, 2015	February 1, 2014
Beginning balance	$207	$207
Provisions	27,292	24,236
Sales returns	(27,252)	(24,236)

Ending balance	$247	$207

Reconciliation of Historical Weighted Average Common Shares Outstanding to Unaudited Pro Forma Weighted Average Common Shares Outstanding

The following table provides a reconciliation of historical weighted average common shares outstanding to unaudited pro forma weighted average common shares outstanding:

Fiscal year ended January 31, 2015
Weighted average common shares outstanding–basic	48,202,480
Incremental shares from assumed IPO related to dividends in excess of earnings	5,021,350

Pro forma weighted average common shares outstanding–basic	53,223,830
Incremental shares from the assumed exercise of outstanding stock options	406,870

Unaudited pro forma weighted average common shares outstanding–diluted	53,630,700